Exhibit 99.8

Monthly Investor Report: Verizon Master Trust - VZMT 2024-3
Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	15
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	4/20/27	04/22/2030	$604,635,000.00		5.34%			5.34%
Class A-1b	4/20/27	04/22/2030	$175,000,000.00	31	SOFR +0.58%	07/14/2025	4.34262%	4.92%
Class B	4/20/27	04/22/2030	$59,605,000.00		5.54%			5.54%
Class C	4/20/27	04/22/2030	$35,760,000.00		5.73%			5.73%

Total			$875,000,000.00

Series 2024-3 Allocation % x Group One Available Funds								$60,614,680.57
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$60,614,680.57

Beginning of Period Reserve Account Balance								$9,536,784.74
Required Reserve Amount								$9,536,784.74
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$9,536,784.74

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$64.69	$64.69	$0.00	$0.00		$60,614,615.88
Owner Trustee Fee			$194.04	$194.04	$0.00	$0.00		$60,614,421.84
Asset Representations Reviewer Fee			$33.98	$33.98	$0.00	$0.00		$60,614,387.86
Supplemental ARR Fee			$135.91	$135.91	$0.00	$0.00		$60,614,251.95
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$60,613,001.95
Servicing Fee			$674,349.32	$674,349.32	$0.00	$0.00		$59,938,652.63
Class A-1a Note Interest			$2,690,625.75	$2,690,625.75	$0.00	$0.00		$57,248,026.88
Class A-1b Note Interest			$741,811.49	$741,811.49	$0.00	$0.00		$56,506,215.39
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$56,506,215.39
Class B Note Interest			$275,176.42	$275,176.42	$0.00	$0.00		$56,231,038.97
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$56,231,038.97
Class C Note Interest			$170,754.00	$170,754.00	$0.00	$0.00		$56,060,284.97
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$56,060,284.97
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$56,060,284.97
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$56,060,284.97
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$56,060,284.97
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$56,060,284.97
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$56,060,284.97
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$56,060,284.97
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$56,060,284.97
Class R Interest			$56,060,284.97	$56,060,284.97	$0.00	$0.00		$0.00

Total			$60,614,680.57	$60,614,680.57	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b			$0.00	$0.00	$741,811.49	$0.00	$0.00	$741,811.49
Class B			$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C			$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total			$0.00	$0.00	$3,878,367.66	$0.00	$0.00	$3,878,367.66

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.45	$0.00	$4.45	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$1,000.00	$4.24	$0.00	$4.24	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$4.62	$0.00	$4.62	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$1,000.00	$4.78	$0.00	$4.78	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$1,000.00	$4.43	$0.00	$4.43	$875,000,000.00	1.00	$875,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$437,500,000.00			$437,500,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.